CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Total revenues		$ 381,612	$ 374,914	$ 362,406
Operating expenses:
Property operating and maintenance		243,548	234,185	220,997
Impairment charges		36,446	55,969	20,655
Operating fees to related parties		23,922	23,414	23,071
Acquisition and transaction related		173	362	302
General and administrative		21,572	20,530	17,275
Depreciation and amortization		81,053	81,032	83,212
Total expenses		406,714	415,492	365,512
Operating loss before gain (loss) on sale of real estate investments		(25,102)	(40,578)	(3,106)
Gain (loss) on sale of real estate investments		5,230	8,790	(70)
Operating loss		(19,872)	(31,788)	(3,176)
Other income (expense):
Interest expense		(51,519)	(56,059)	(49,471)
Interest and other income		44	7	23
Loss on non-designated derivatives		(102)	(68)	(157)
Total other expenses		(51,577)	(56,120)	(49,605)
Loss before income taxes		(71,449)	(87,908)	(52,781)
Income tax expense		(4,061)	(399)	(197)
Net loss		(75,510)	(88,307)	(52,978)
Net (income) loss attributable to non-controlling interests		(303)	393	216
Allocation for preferred stock		(2,968)	(173)	0
Net loss attributable to common stockholders		(78,781)	(88,087)	(52,762)
Other comprehensive income (loss):
Unrealized (loss) gain on designated derivatives		(32,630)	(11,625)	2,109
Comprehensive loss attributable to common stockholders		$ (111,411)	$ (99,712)	$ (50,653)
Weighted-average common shares outstanding - Basic and Diluted (in shares)	[1]	94,639,833	94,433,640	93,593,719
Net loss per common share attributable to common stockholders - Basic and Diluted (in usd per share)	[1]	$ (0.83)	$ (0.93)	$ (0.56)

[1]	Retroactively adjusted for the effects of the Stock Dividends (see Note 1 ).